SEGMENT INFORMATION - Contributions by Geographical Area (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	£ 13,550,000	£ 14,741,000	£ 14,845,000
Headline operating profit	1,321,000	1,707,000	1,750,000
Adjusting items within IFRS operating profit	(939,000)	(382,000)	(1,219,000)
Financing items	(290,000)	(330,000)	(255,000)
Earnings from associates	39,000	36,000	70,000
Profit before taxation	131,000	1,031,000	346,000
Non-current assets	10,536,000	11,521,000
Impairment charges included within restructuring costs	86,000	2,000	56,000
North America
Disclosure of geographical areas [line items]
Revenue	4,966,000	5,567,000	5,528,000
Revenue less pass-through costs	3,837,000	4,394,000	4,556,000
Headline operating profit	663,000	825,000	834,000
Non-current assets	4,094,000	4,736,000
United Kingdom
Disclosure of geographical areas [line items]
Revenue	2,055,000	2,185,000	2,155,000
Revenue less pass-through costs	1,503,000	1,588,000	1,626,000
Headline operating profit	164,000	237,000	215,000
Non-current assets	1,651,000	1,666,000
Western Continental Europe
Disclosure of geographical areas [line items]
Revenue	2,891,000	3,013,000	3,037,000
Revenue less pass-through costs	2,143,000	2,375,000	2,411,000
Headline operating profit	212,000	259,000	258,000
Non-current assets	2,398,000	2,512,000
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of geographical areas [line items]
Revenue	3,638,000	3,976,000	4,125,000
Revenue less pass-through costs	2,693,000	3,002,000	3,267,000
Headline operating profit	282,000	386,000	443,000
Non-current assets	2,393,000	2,607,000
Impairment charges included within restructuring costs	72,000
United States
Disclosure of geographical areas [line items]
Revenue	4,675,000	5,203,000	5,187,000
Revenue less pass-through costs	3,612,000	4,115,000	4,271,000
Headline operating profit	616,000	766,000	£ 785,000
Non-current assets	£ 3,808,000	£ 4,427,000